Condensed Statements of Partners' Equity (Deficit) (Unaudited) (USD $)	General Partner [Member]	Limited Partners [Member]	Total
Partners' equity (deficit) at Mar. 31, 2011	$ (7,396)	$ 6,519,088	$ 6,511,692
Net loss	(1,320)	(1,318,360)	(1,319,680)
Partners' equity (deficit) at Dec. 31, 2011	$ (8,716)	$ 5,200,728	$ 5,192,012